NET GAIN ON SECURITIES (Tables)	12 Months Ended
Dec. 31, 2022
NET GAIN ON SECURITIES [Abstract]
Net Gain on Securities
This item consists of the following:

	2022	2021	2020
	S/(000)	S/(000)	S/(000)

Net gain in associates (i)	104,461	74,021	64,672
Net gain on investments at fair value with changes in other comprehensive income (ii)	75,273	65,976	291,944
(Provision) recovery of credit loss for investments at fair value with changes in other comprehensive income (iii), note 6(b)	(58,260)	(6,816)	(52,263)
Net (loss) gain on investments at fair value through profit or loss (iv)	(114,892)	(102,761)	221,060
Others	(1,114)	(1,770)	(2,331)
Total	5,468	28,650	523,082

(i)	It mainly includes the profit of its associate “Health Provider Entity” for approximately S/73.4 million during the year 2022 (S/54.0 million in the year 2021).

(ii)	The result of own investments at fair value through other comprehensive income is due to the net effect mainly from the following subsidiaries:

-	Credicorp Capital Colombia S.A. obtained a net profit of approximately S/55.1 million (during the year 2021, net profit of approximately S/51.7 million).

-	Banco de Crédito de Bolivia obtained a net profit of approximately S/17.1 million (during the year 2021, net profit of approximately S/16.6 million).

-	Credibolsa S.A. Agente de Bolsa, obtained a net profit of approximately S/16.5 million (during the year 20201, net profit of approximately S/12.3 million).

-	Credicorp Capital S.A. Corredores de Bolsa obtained a net profit of approximately S/11.0 million (during 2021, a net loss of approximately S/2.8 million).

-	Credicorp Capital SAB obtained a net profit of approximately S/8.8 million (during the year 2021, net profit of approximately S/13.3 million).

-	Banco de Crédito del Perú obtained a net profit of approximately S/4.5 million (during 2021, a net loss of approximately S/87.8).

-	ASB Bank Corp. obtained a net loss of approximately S/17.6 million (during 2021, net income of approximately S/44.0 million)

-	Pacifico obtained a net loss of approximately S/18.2 million (during 2021, net income of approximately S/20.6 million).

(iii)
As a result of the evaluation of impairment, during 2022 it mainly comprises the net effect recorded mainly by the following subsidiaries: (i) impairment of S/34.7 million by Pacífico Seguros, (ii) impairment of S/ 16.8 million by ASB Bank Corp., and (iii) impairment of S/7.0 million by Banco de Crédito del Perú. The result during 2021 corresponds to the impairment recorded mainly by the following subsidiaries: (i) impairment of S/11.3 million from Pacífico Seguros, (ii) impairment recovery of S/3.9 million from Banco de Crédito del Perú, and (iii) recovery of impairment of S/0.8 million by Banco de Crédito de Bolivia.

(iv)
The result of investments at fair value through profit or loss is mainly due to the net effect of the following subsidiaries: (i) net loss of approximately S/45.8 million by Credicorp Ltd., (ii) net loss of approximately S/30.8 million by Banco de Crédito del Perú and (iii) a net loss of approximately S/28.0 million by Prima AFP S.A. The net effect during 2021 corresponds to a net loss of approximately S/45.9 million by ASB Bank Corp., (ii) a net loss of approximately S/46.9 million by Credicorp Capital Colombia S.A. and (iii) net income of approximately S/17.1 million from Atlantic Security Private Equity General Partner.